Forward Share Purchase Liability (Tables)	12 Months Ended
Dec. 31, 2022
Forward Share Purchase Liability [Abstract]
Schedule of share purchase liability Black-Scholes model
Fair value of FSP liability as of November 14, 2022	8,099,313
Change in fair value	5,392,293
Fair value of FSP liability as of December 31, 2022	$13,491,606

Schedule of level 3 fair value measurements of FSP liability
	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$12.34	$12.25
Term	0.61 year	0.75 year